Note 15 - Share Capital	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
15.	Share Capital

15 .1	Authorized

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value.

15.2	Reserves

	Restricted Shares ($)	Share Options ($)	Warrants ($)	Total ($)
Balance at November 30, 2018	1,798	4,487,419	4,759,367	9,248,584
Options exercised	-	(72,050)	-	(72,050)
Restricted share rights vested	(101,400)	-	-	(101,400)
Warrants exercised	-	-	(416,016)	(416,016)
Share-based compensation	108,170	1,172,678	-	1,280,848
Balance at November 30, 2019	8,568	5,588,047	4,343,351	9,939,966
Options exercised	-	(2,388,416)	-	(2,388,416)
Restricted share rights vested	(270,815)	-	-	(270,815)
Warrants exercised	-	-	(802,566)	(802,566)
Share-based compensation	288,552	2,335,974	-	2,624,526
Balance at November 30, 2020	26,305	5,535,605	3,540,785	9,102,695

15
.3
     Warrants

The following outlines the movements of the Company's share purchase warrants:

	Number of Warrants	Weighted Average Exercise Price ($)
Balance at November 30, 2018	11,288,363	1.35
Exercised (1)	(1,989,602)	0.75
Expired	(5,526,775)	1.98
Balance at November 30, 2019	3,771,986	0.75
Exercised (1)	(3,771,986)	0.75
Balance at November 30, 2020	-	-
(1)	During the years ended November 30, 2020 and 2019, all warrants exercised had an exercise price of $0.75 .

15
.4
     Share Options

The Company's share option plan (the "Option Plan") was approved by the Board of Directors of the Company (the "Board") on
January 28, 2011,
and amended and restated on
October 30, 2012,
October 11, 2013,
October 18, 2016
and
April 5, 2019.
Pursuant to the terms of the Option Plan, the Board
may
designate directors, senior officers, employees and consultants of the Company eligible to receive incentive share options (the "Options") to acquire such numbers of GoldMining Shares as the Board may
determine, each Option so granted being for a term specified by the Board up to a maximum of five
years from the date of grant.  The Options vest in accordance with the vesting schedule during the optionee's continual service with the Company. The maximum number of GoldMining Shares reserved for issuance for Options granted under the Option Plan at any time is
10%
of the issued and outstanding GoldMining Shares in the capital of the Company.  The Option Plan, as amended and restated, was affirmed, ratified and approved by the Company's shareholders in accordance with its terms at the Annual General Meeting held on
May 25, 2019.

The following outlines movements of the Company's Options:

	Number of Options	Weighted Average Exercise Price ($)
Balance at November 30, 2018	10,041,250	1.16
Granted	2,691,000	1.04
Exercised (1)	(214,250)	0.75
Expired/Forfeited	(55,000)	1.01
Balance at November 30, 2019	12,463,000	1.15
Granted	2,695,000	2.48
Exercised (2)	(4,359,750)	1.07
Expired/Forfeited	(66,250)	0.80
Balance at November 30, 2020	10,732,000	1.51
(1)	During the year ended November 30, 2019, the Company issued 214,250 common shares at a weighted average trading price of $1.16.
(2)
During the year ended
November 30, 2020,
the Company issued
4,342,064
common shares at a weighted average trading price of
$2.33.
The common shares were issued pursuant to the exercise of
4,359,750
share options, of which
35,000
share options were exercised on a forfeiture basis, resulting in the issuance of
17,314
common shares.

The fair value of Options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	November 30, 2020	November 30, 2019
Risk-free interest rate	0.35%	1.38%
Expected life (years)	2.43	2.88
Expected volatility	59.25%	50.33%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	2.45%	2.77%

A summary of Options outstanding and exercisable at
November 30, 2020,
are as follows:

			Options Outstanding			Options Exercisable
Exercise Prices			Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
$0.71	-	$0.76	665,000	0.73	0.33	665,000	0.73	0.33
$0.77	-	$0.84	1,867,500	0.78	2.99	1,867,500	0.78	2.99
$0.85	-	$1.05	2,334,500	1.05	3.71	1,698,000	1.05	3.70
$1.06	-	$1.72	3,635,000	1.58	1.73	3,505,000	1.58	1.75
$1.73	-	$3.38	2,230,000	2.75	4.47	717,250	2.62	3.71
			10,732,000	1.51	2.86	8,452,750	1.32	2.47

The fair value of the Options recognized as share-based compensation expense during the year ended
November 30, 2020
was
$2,335,974
(
$1,172,678
for
2019
), respectively, using the Black-Scholes option pricing model.

15
.5
     Restricted Share Rights

The Company's restricted share plan (the "RSP") was approved by the Board of Directors of the Company (the "Board") on
November 27, 2018.
Pursuant to the terms of the RSP, the Board
may
designate directors, senior officers, employees and consultants of the Company eligible to receive RSRs to acquire such number of GoldMining Shares as the Board may
determine, in accordance with the restricted periods schedule during the recipient's continual service with the Company. There are no
cash settlement alternatives. The RSP was approved by the Company's shareholders in accordance with its term at the Company's annual general meeting held on
May 25, 2019.

The RSRs vest in accordance with the vesting schedule during the recipient's continual service with the Company. The Company classifies RSRs as equity instruments since the Company has the ability and intent to settle the awards in common shares. The compensation expense for standard RSRs is calculated based on the fair value of each RSR as determined by the closing value of the Company's common shares at the date of the grant. The Company recognizes compensation expense over the vesting period of the RSR.  The Company expects to settle RSRs, upon vesting, through the issuance of new common shares from treasury.

The following outlines the movements of the Company's RSRs:

	Number of RSRs	Weighted Average Value ($)
Balance at November 30, 2018	140,000	0.78
Granted	207,488	1.05
Vested	(130,000)	0.78
Forfeited	(10,000)	0.78
Balance at November 30, 2019	207,488	1.05
Granted	67,750	2.88
Vested	(226,198)	1.20
Balance at November 30, 2020	49,040	2.88

The fair value of the RSRs recognized as share-based compensation expense during the year ended
November 30, 2020
was
$288,552
(
$108,170
for
2019
).